Net Income Per Limited Partner Unit (A reconciliation of net income and weighted average units used in computing basic and diluted net income per unit) (Details) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income from continuing operations	$ 1,235	$ 713	$ 1,754
Less: Income from continuing operations attributable to noncontrolling interest	116	239	20
Net Income (Loss) Allocated to Predecessor Equity	(153)	35	39
Income from continuing operations, net of noncontrolling interest and predecessor income (loss)	1,272	439	1,695
General Partner’s interest in income from continuing operations	513	505	463
Class H Unitholder’s interest in income from continuing operations	217	48	0
Common Unitholders’ interest in income (loss) from continuing operations	542	(66)	1,232
Additional earnings allocated (to) from General Partner	(4)	(2)	1
Distributions on employee unit awards, net of allocation to General Partner	(13)	(10)	(9)
Income (loss) from continuing operations available to Common Unitholders	$ 525	$ (78)	$ 1,224
Weighted average Common Units – basic	331.5	343.4	248.3
Basic income (loss) from continuing operations per Common Unit	$ 1.58	$ (0.23)	$ 4.93
Dilutive effect of unvested Unit Awards	1.3	0.0	0.7
Weighted average Common Units, assuming dilutive effect of unvested Unit Awards	332.8	343.4	249.0
Diluted income (loss) from continuing operations per Common Unit	$ 1.58	$ (0.23)	$ 4.91
Basic income (loss) from discontinued operations per Common Unit	0.19	0.05	(0.50)
Diluted income (loss) from discontinued operations per Common Unit	$ 0.19	$ 0.05	$ (0.50)
Class H Units
Class H Unitholder’s interest in income from continuing operations		$ 0	$ 0